SHARE-BASED COMPENSATION - Kaixin Auto Group 2019 Plan - Summary of share options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Balance at the beginning of period		5,510,970
Forfeited (before replacement date)		(38,113)
Replaced		(5,472,857)
Forfeited (after replacement date)		(276,582)
Balance at the end of period		2,154,514	5,510,970
Expected to vest, at the end of period		2,154,514
Exercisable, at the end of period		1,268,543
Weighted average exercise price
Balance at the beginning of period		$ 1.92
Forfeited (before replacement date)		(1.92)
Replaced		1.92
Forfeited (after replacement date)		0.01
Balance at the end of period		0.01	$ 1.92
Expected to vest, at the end of period		0.01
Exercisable, at the end of period		0.01
Weighted Average grant date fair value per share
Balance at the beginning of period		3.33
Forfeited (before replacement date)		3.33
Replaced		3.33
Forfeited (after replacement date)		3.22
Balance at the end of period		3.20	3.33
Expected to vest, at the end of period		3.20
Exercisable		$ 3.35
Weighted average remaining contractual years
Outstanding as of December 31, 2019 (in years)		9 years 4 months 21 days
Vested and expected to vest as of December 31, 2019 (in years)		9 years 4 months 21 days
Exercisable as of December 31, 2019 (in years)		9 years 4 months 13 days
Weighted average intrinsic value
Outstanding as of December 31, 2019 (in dollars)		$ 4,007
Vested and expected to vest as of December 31, 2019 (in dollars)		4,007
Exercisable as of December 31, 2019 (in dollars)		$ 2,359
Kaixin Auto 2019 Plan
Number of shares
Granted	2,186,364
Weighted Average grant date fair value per share
Granted		$ 3.21	$ 2.94
Kaixin Auto 2019 Plan | New Options
Number of shares
Granted		244,732
Weighted average exercise price
Granted		$ 0.01
Weighted Average grant date fair value per share
Granted		$ 1.92
Kaixin Auto 2019 Plan | Replacement Options
Number of shares
Granted		2,186,364
Weighted average exercise price
Granted		$ 0.01
Weighted Average grant date fair value per share
Granted		$ 3.35